Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,750,000
Balance at beginning of year	$ 115,160
Ending balance, Number of shares	1,689,000	1,750,000
Balance at end of year	$ 127,827	$ 115,160
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	25,373	25,434
Proceeds from shares issued on exercise of stock options, Amount	165	112
Purchase of shares for cancellation and other, Amount	(941)	(702)
Balance at end of year	$ 24,727	$ 25,373
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	1,750,272	1,791,422
Balance at beginning of year	$ 25,373	$ 25,434
Proceeds from shares issued on exercise of stock options, Number of shares	2,260	1,657
Proceeds from shares issued on exercise of stock options, Amount	$ 165	$ 112
Shares issued as a result of dividend reinvestment plan, Number of shares	1,575	6,592
Shares issued as a result of dividend reinvestment plan	$ 130	$ 529
Purchase of shares for cancellation and other, Number of Shares	(64,611)	(49,399)
Purchase of shares for cancellation and other, Amount	$ (941)	$ (702)
Ending balance, Number of shares	1,689,496	1,750,272
Balance at end of year	$ 24,727	$ 25,373